Cover	Jul. 08, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 08, 2020
Entity File Number	000-17082
Entity Registrant Name	Novelion Therapeutics Inc.
Entity Central Index Key	0000827809
Entity Tax Identification Number	98-0455702
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	c/o Alvarez & Marsal Canada Inc.
Entity Address, Address Line Two	Commerce Place 400 Burrard Street, Suite 1680
Entity Address, City or Town	Vancouver
Entity Address, Country	CA
Entity Address, Postal Zip Code	BC V6C 3A6
City Area Code	604
Local Phone Number	638-7440
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, without par value
Trading Symbol	NVLNF
Entity Emerging Growth Company	false